Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net interest (expense) income:
Interest income	$ 15,632	$ 6,354	$ 1,532
Interest expense	16,673	7,879	1,875
Net interest expense	(1,041)	(1,525)	(343)
As previously reported
Net interest (expense) income:
Interest income		6,354	1,532
Net interest expense		6,354	1,532
Reclassification
Net interest (expense) income:
Interest expense		7,879	1,875
Net interest expense		$ 7,879	$ 1,875